General and administrative expenses (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Entity [Table]
Outsourcing costs	$ 115	$ 106	$ 95	$ 221	$ 184
IT expenses	126	122	122	248	247
Consulting, legal and audit fees	123	104	115	227	199
Real estate and logistics costs	129	124	126	253	253
Market data services	89	93	93	182	182
Marketing and communication	43	31	36	74	68
Travel and entertainment	43	19	12	62	20
Litigation, regulatory and similar matters	220	57	63	277	72
Other	1,475	1,577	1,408	3,052	2,986
of which: shared service costs charged by UBS Group AG or its subsidiaries	1,348	1,390	1,294	2,738	2,669
Total general and administrative expenses	$ 2,364	$ 2,233	$ 2,070	$ 4,597	$ 4,211